June 3,1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Asset Builder Program,Inc.
	    Post-Effective Amendment No. 9 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-53887
	    Investment Company Act File No. 811-7177)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        Asset Builder Program,Inc.(the "Program") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 9 to the Program's Registration
       Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.9 to the Program's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on May 28,1999.

				 Very truly yours,

	         Merrill Lynch Asset Builder Program,Inc.

		   By:       Terry K. Glenn /s/
		      _________________________
			     Terry K. Glenn
		      	       President